Consolidated Condensed Balance Sheets (Parentheticals) (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Statement Of Financial Position
Deferred finance fees, current portion	$ 2,129	$ 2,145
Deferred finance fees, non-current portion	$ 9,490	$ 11,102
Common unitholders - units issued	35,490,000	35,490,000
Common unitholders - units outstanding	35,490,000	35,490,000
Series A Preferred Units authorized	3,450,000	3,450,000
Series A Preferred Units issued	3,000,000	3,000,000
Series A Preferred Units outstanding	3,000,000	3,000,000
General Partner unitholders - units issued	35,526	35,526
General Partner unitholders - units outstanding	35,526	35,526